Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Estimated Useful Lives of Property and Equipment, Net	Estimated useful lives are as follows:

Years
Vehicles	5–10
Machinery and equipment	3–10
Containers	5–15
Furniture and fixtures	5–7
Building and improvements	5–39